Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments	Income Tax	Export Duties (Taxes)	Import Duties	Other Taxes
Argentina | Federal Government of Argentina, Customs Collection and Control Agency (ARCA)
Total	$ 28,670,000				$ 28,670,000	$ 11,480,000	$ 16,860,000	$ 290,000	$ 40,000
Argentina | Province of Jujuy, Provincial Directorate of Revenues Jujuy
Total	40,000	$ 10,510,000	$ 430,000		10,980,000
Argentina | Province of Jujuy, Provincial Directorate of Water Resources Revenue
Total	110,000				110,000
Argentina | Autonomous City of Buenos Aires, Government Administration of Public Revenue (AGIP - CABA)
Total	130,000				130,000
United States of America | Federal Government of USA, Internal Revenue Service
Total	56,040,000				56,040,000
United States of America | State of Colorado, Department of Revenue
Total	5,660,000				5,660,000
United States of America | City of Victor
Total				$ 580,000	580,000
United States of America | State of Nevada
Total	9,820,000	23,120,000	350,000		33,290,000
United States of America | State of Nevada, University of Nevada
Total		23,120,000
United States of America | State of Nevada, Nevada Department of Taxation
Total	9,820,000
United States of America | Humboldt County, Humboldt County Treasurer
Total	1,620,000				1,620,000
Turkey | Government of Turkey
Total	250,000	3,840,000	550,000		4,640,000
Turkey | Province of Erzincan
Total			130,000		130,000
Turkey | Province of Erzurum, Erzurum Regional Directorate of Forestry
Total			4,290,000		4,290,000
Turkey | Province of Artvin, Artvin Regional Directorate of Forestry
Total			740,000		740,000
Canada -Saskatchewan | Government of Canada, Canadian Revenue Agency
Total	12,780,000				12,780,000
Canada -Saskatchewan | Province of Saskatchewan, Northern Municipal Trust
Total	$ 110,000				110,000
Canada -Saskatchewan | Government of Saskatchewan, Ministry of the Economy
Total		$ 5,540,000			5,540,000
Canada -Saskatchewan | Province of Saskatchewan, Ministry of Environment
Total			240,000		240,000
Canada -Saskatchewan | Government of Saskatchewan, Saskatchewan Workers Compensation Board
Total			380,000		380,000
Canada -Saskatchewan | Province of Saskatchewan, Saskatchewan Research Council
Total			$ 170,000		$ 170,000